Cover	Jan. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-16817
Entity Registrant Name	ALERISLIFE INC.
Entity Central Index Key	0001159281
Entity Tax Identification Number	04-3516029
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	400 Centre Street
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458
City Area Code	617
Local Phone Number	796-8387
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ALR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	FIVE STAR SENIOR LIVING INC.